NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
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NON-CONTROLLING INTERESTS
15.	NON-CONTROLLING INTERESTS

During the year ended December 31, 2016, the Company incorporated four new wholly owned subsidiaries in Canada and transferred certain exploration and evaluation assets to three of its wholly owned subsidiaries (Note 5). As at December 31, 2018, NexGen held 100% ownership of the subsidiaries with the exception of IsoEnergy, where it retained 53.35% of IsoEnergy’s outstanding common shares (December 31, 2017 – 63.90%) (Note 4(b)).

During the year ended December 31, 2017, IsoEnergy issued 999,999 of its flow-through common shares to unrelated third parties in exchange for gross proceeds of $1,100,000. A further 3,000,000 and 1,000,000 of its common shares were issued for the acquisition of the Radio and Geiger properties, respectively.

During the year ended December 31, 2018, IsoEnergy issued 10,848,200 of its flow-through common shares to unrelated third parties, 102,600 common shares to related parties and 7,022,520 to the Company in exchange for gross proceeds of $7,710,764. IsoEnergy issued a further 3,330,000 common shares for the acquisition of Dawn Lake North Block which is contiguous with IsoEnergy’s Geiger property and 1,000,000 of its common shares for the acquisition of the Laroque East uranium exploration property (see Note 5(c)).

For financial reporting purposes, the assets, liabilities, results of operations, and cash flows of the Company’s wholly owned subsidiaries and non-wholly owned subsidiary, IsoEnergy, are included in NexGen’s consolidated financial statements. Third party investors’ share of the net earnings of IsoEnergy is reflected in the loss and comprehensive loss attributable to non-controlling interests in the consolidated statements of loss and comprehensive loss.

Summarized financial information for IsoEnergy Ltd. is as follows:

	2018	2017
Cash and cash equivalents	$6,405,000	$3,325,000
Other current assets	155,000	67,000
Non-current assets	43,511,000	39,124,000

Total assets	$50,071,000	$42,516,000

Current liabilities	817,000	247,000
Non-current liabilities	199,000	281,000

Total liabilities	$1,016,000	$528,000

Loss from operations	$2,142,000	$2,516,000
Loss and comprehensive loss	1,832,000	2,462,000
Net cash flow from operating activities	(1,679,000)	(1,536,000)
Net cash flow from investing activities	(2,522,000)	(2,647,000)
Net cash flow from financing activities	7,282,000	1,017,000

Net increase (decrease) in cash and cash equivalents	$3,081,000	$(3,166,000)